UNITED STATES

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SEC FILE NUMBER 811-21872
CUSIP NUMBER

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM  12b-25

NOTIFICATION OF LATE FILING

(Check one):

Form 10-K

Form 20-F

Form 11-K

Form 10-Q

Form 10-D       X Form N-SAR Form N-CSR

For Period Ended:  November 30, 2010

Transition Report on Form 10-K Transition Report on Form 20-F Transition Report on Form 11-K Transition Report on Form 10-Q

Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

 Catalyst Funds

Full Name of Registrant

Former Name if Applicable

 630 Fitzwatertown Road     2nd Floor

Address of Principal Executive Office (Street and Number)

 Willow Grove, PA 19090

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to

Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)  The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Qorsubject distribution reporton Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)  The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.                                     *****(See attached Sheet)

SEC 1344 (04-09)

Persons  who  are  to  respond  to  the  collection  of  information  contained  in this  form  are  not  required  to  respond  unless  the  form  displays  a  currently valid   OMB   control   number.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification

         David F. Ganley                                             215                           830-8990

(Name)

(Area Code)

(Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section

30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).

Yes X

No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof ?

Yes X

No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                                    Catalyst Funds

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

/s/ David F. Ganley

Date   March 3, 2011

By

                                                                                                                                                     David F. Ganley   Secretary/Treasurer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

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GENERAL INSTRUCTIONS

1.   This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities

Exchange Act of 1934.

2.   One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.   A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.   Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5.   Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this chapter).

6.     Interactive data submissions. This form shall not be used by electronic filers with respect to the submission or posting of an Interactive Data File (§232.11 of this chapter). Electronic filers unable to submit or post an Interactive Data File within the time period prescribed should comply with either Rule 201 or 202 of Regulation S-T (§232.201 and §232.202 of this chapter).

In order to qualify as a "Regulated Investment Company" or "RIC" and be eligible for favorable tax provisions of the Internal Revenue Code funds need to comply with the limitations of section 851(b)(2).  On February 15, 2011, the Board of Trustees of Catalyst Funds approved a change in the fiscal year end for Compass EMP Multi-Asset Growth Fund, Compass EMP Multi-Asset Balanced Fund & Compass EMP Alternative Strategies Fund from June 30 to November 30.  The Board of Trustees determined that it was in the best interests of shareholders of the Funds to change each Funds’ fiscal year end to provide an additional five months to generate additional qualifying income. The change in fiscal year end is not expected to have any negative tax impact on the Funds. However, due to this change the Funds’ form N-SAR is being filed late. It is expected that the filing will be submitted by March 31, 2011.